December 20, 2001






Securites and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549


Re:    Nuveen Rule 497(j) Filing
        File No. 333-34613


Dear Sir or Madam:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus contained in the most recent amendments to the Registration Statements on Form S-6 (the "Registration Statements") for each of the Series do not differ from that which would have been filed pursuant to
 Rule 497(b) of the Securities Act.  These Registration Statements were filed electronically with the Commission on December 20, 2001



Very truly yours,


NUVEEN INVESTMENTS








______________________________
 Gifford R. Zimmerman
 Vice President